Net financial results	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Disclosure of financial results
26 NET FINANCIAL RESULT

	06/30/2025	06/30/2024
Financial expenses
Interest on loans, financing and debentures (1)	(2,733,269)	(1,743,417)
Amortization of transaction costs	(48,174)	(39,616)
Interest expenses on lease liabilities (2)	(230,308)	(222,185)
Other	(234,773)	(278,075)
	(3,246,524)	(2,283,293)

Financial income
Cash and cash equivalents and marketable securities	702,662	819,082
Other	119,450	62,023
	822,112	881,105
Results from derivative financial instruments
Income	7,015,340	824,285
Expenses	(662,835)	(5,349,163)
	6,352,505	(4,524,878)
Monetary and exchange rate variations, net
Exchange rate variations on loans, financing and debentures	9,147,254	(9,383,027)
Leases	322,483	(329,505)
Other assets and liabilities (3)	(1,276,652)	1,525,875
	8,193,085	(8,186,657)
Net financial result	12,121,178	(14,113,723)
(1)Excludes R$126,119 arising from capitalized loan costs, substantially related to property, plant and equipment in progress of the Cerrado Project for the six-month period ended June 30, 2025 (R$802,515 as at June 30, 2024).
(2)Includes R$133,133 referring to the reclassification to the biological assets item for the composition of the formation cost (R$104,137 as of June 30, 2024).
(3)Includes effects of exchange rate variations of trade accounts receivable, trade accounts payable, cash and cash equivalents, marketable securities and others.